Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Right of use assets and lease liabilities
Right of use assets and lease liabilities

9.Right of use assets and lease liabilities

The Company has lease contracts for buildings and vehicles used in its operations. Leases of building generally have lease terms between four and nine years, while motor vehicles generally have lease terms of five years. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Company is restricted from assigning and subleasing the leased assets and some contracts require the Company to maintain certain financial ratios. The Company also has certain leases of office equipment and bicycles with low value and machinery, equipment and buildings for a short term. The Company applies the “short-term lease” and “lease of low-value assets” recognition exemptions for these leases. We refer to note 31.2 for the impact on income statement for these “short-term leases” and “leases of low-value assets”.

The carrying amounts of right-of-use assets recognized and the movements during the period is as follows:

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2021	3,189	402	3,591
Additions	24	290	314
Disposal	(13)	(22)	(35)
Exchange difference	243	−	243
Cost at December 31, 2021	3,443	670	4,113
Additions	368	433	801
Disposal	−	(94)	(94)
Exchange difference	(187)	−	(187)
Cost at December 31, 2022	3,624	1,009	4,633
Depreciation
Opening accumulated depreciation at January 1, 2021	(199)	(109)	(308)
Depreciation charge	(453)	(117)	(570)
Disposal	2	19	21
Exchange difference	(38)	−	(38)
Depreciation at December 31, 2021	(688)	(207)	(895)
Depreciation charge	(530)	(198)	(728)
Disposal	−	94	94
Exchange difference	55	−	55
Depreciation at December 31, 2022	(1,163)	(311)	(1,474)
Net book value at December 31, 2021	2,755	463	3,218
Net book value at December 31, 2022	2,461	698	3,159

In 2022, the Company did enter into new lease agreements for €0.8 million compared to €314,000 in 2021. The repayments of lease liabilities amounted to €0.8 million (2021: €0.5 million). The depreciations on the right of use assets amounted to €0.7 million and €0.6 million for 2022 and 2021, respectively.

For the year ended December 31, 2022, the Company did not recognize a gain or loss on disposal (2021: gain on disposal of €11,000).

The maturity analysis of lease liabilities is disclosed in note 4.5.

(in EUR 000)	2022	2021
Lease debt at January 1	3,319	3,317
New lease debts	798	314
Rent expense paid	(772)	(591)
Accretion of interest	98	91
Disposal	−	(25)
Exchange differences	(138)	213
Lease debt at December 31	3,305	3,319

	As at December 31
(in EUR 000)	2022	2021
Non-current lease liabilities	2,586	2,737
Current lease liabilities	719	582
Total	3,305	3,319